March 8, 2012

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re: Registration Statement on Form N-4 for The Guardian Separate Account R of The Guardian Insurance & Annuity Company, Inc.

(File Nos. 333-                     and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Registration Statement on Form N-4 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940 (the “1940 Act”) for certain variable annuity contracts (the “Registration Statement”).

This is a new Registration Statement.

The contract, including the series and riders, being offered by this Registration Statement is very similar to The Guardian Investor Variable Annuity B Series (Nos. 333-153840 and 811-21438) and The Guardian Investor Variable Annuity L Series (Nos. 333-153839 and 811-21438)

Please note that the Registration Statement does not include some of the required exhibits and certain updating and financial information, all of which will be filed by pre-effective amendment.

We are seeking an effective date on or before June 4, 2012

Please contact the undersigned at (212) 598-7469 or Patrick Ivkovich at (212) 598-8714 with any comments or questions concerning this filing.

Thank you for your attention to this matter.

Very truly yours,

/s/ Sheri Kocen

Sheri Kocen

Senior Counsel

The Guardian Life Insurance Company of America

7 Hanover Square

New York City, NY 10004

Phone: 212-598-7469

Facsimile: 212-919-2691

E-mail: sheri_kocen@glic.com